Loans and Allowance for Credit Losses (Impaired Loans by Class) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2016		Mar. 31, 2016	Sep. 30, 2015	[4]	Mar. 31, 2015
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses	[1]	¥ 1,344,461		¥ 1,420,428
Recorded loan balance, Not requiring an allowance for credit losses	[1],[2]	236,184		304,722
Recorded loan balance, Total	[1],[3]	1,580,645		1,725,150
Unpaid principal balance	[1]	1,708,826		1,848,407
Related allowance for credit losses	[1]	609,286		734,932
Accrual TDRs included in impaired loans		825,884	[4]	613,844	¥ 784,848		¥ 867,090
Impaired loans held for sales		1,367		400
Commercial [Member]
Financing Receivable, Impaired [Line Items]
Accrual TDRs included in impaired loans		696,374		457,219
Commercial [Member] | Loans Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		10,757		11,365
Recorded loan balance, Total	[3]	10,757		11,365
Unpaid principal balance		20,427		21,390
Related allowance for credit losses		3,702		3,286
Commercial [Member] | Domestic [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		759,777		815,185
Recorded loan balance, Not requiring an allowance for credit losses	[2]	179,325		241,159
Recorded loan balance, Total	[3]	939,102		1,056,344
Unpaid principal balance		983,027		1,101,627
Related allowance for credit losses		359,921		467,729
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		426,411		420,377
Recorded loan balance, Not requiring an allowance for credit losses	[2]	36,570		85,948
Recorded loan balance, Total	[3]	462,981		506,325
Unpaid principal balance		471,182		514,155
Related allowance for credit losses		206,770		283,697
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		15,596		16,660
Recorded loan balance, Not requiring an allowance for credit losses	[2]	7,430		8,986
Recorded loan balance, Total	[3]	23,026		25,646
Unpaid principal balance		23,849		26,561
Related allowance for credit losses		7,359		7,845
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		59,473		67,508
Recorded loan balance, Not requiring an allowance for credit losses	[2]	35,882		38,833
Recorded loan balance, Total	[3]	95,355		106,341
Unpaid principal balance		102,994		113,917
Related allowance for credit losses		15,690		17,074
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		55,329		62,296
Recorded loan balance, Not requiring an allowance for credit losses	[2]	20,470		22,057
Recorded loan balance, Total	[3]	75,799		84,353
Unpaid principal balance		81,179		90,651
Related allowance for credit losses		24,153		27,593
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		153,689		174,946
Recorded loan balance, Not requiring an allowance for credit losses	[2]	49,577		52,718
Recorded loan balance, Total	[3]	203,266		227,664
Unpaid principal balance		214,802		239,763
Related allowance for credit losses		83,965		87,999
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		464		542
Recorded loan balance, Not requiring an allowance for credit losses	[2]	129		146
Recorded loan balance, Total	[3]	593		688
Unpaid principal balance		593		689
Related allowance for credit losses		383		459
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		15,034		17,047
Recorded loan balance, Not requiring an allowance for credit losses	[2]	8,947		10,091
Recorded loan balance, Total	[3]	23,981		27,138
Unpaid principal balance		25,536		28,312
Related allowance for credit losses		9,460		11,303
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		11,804		30,661
Recorded loan balance, Not requiring an allowance for credit losses	[2]	4,830		6,237
Recorded loan balance, Total	[3]	16,634		36,898
Unpaid principal balance		17,543		38,782
Related allowance for credit losses		5,898		24,473
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		21,977		25,148
Recorded loan balance, Not requiring an allowance for credit losses	[2]	15,490		16,143
Recorded loan balance, Total	[3]	37,467		41,291
Unpaid principal balance		45,349		48,797
Related allowance for credit losses		6,243		7,286
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		275,774		285,298
Recorded loan balance, Not requiring an allowance for credit losses	[2]	21,424		6,008
Recorded loan balance, Total	[3]	297,198		291,306
Unpaid principal balance		318,750		305,048
Related allowance for credit losses		150,002		175,040
Residential [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		125,826		133,435
Recorded loan balance, Not requiring an allowance for credit losses	[2]	6,826		8,518
Recorded loan balance, Total	[3]	132,652		141,953
Unpaid principal balance		162,231		173,777
Related allowance for credit losses		36,150		39,629
Accrual TDRs included in impaired loans		53,746		60,634
Card [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		74,195		78,770
Recorded loan balance, Not requiring an allowance for credit losses	[2]	403		539
Recorded loan balance, Total	[3]	74,598		79,309
Unpaid principal balance		82,952		88,567
Related allowance for credit losses		20,817		21,294
Accrual TDRs included in impaired loans		34,829		37,896
MUAH [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		65,781		68,502
Recorded loan balance, Not requiring an allowance for credit losses	[2]	11,858		32,022
Recorded loan balance, Total	[3]	77,639		100,524
Unpaid principal balance		87,776		108,119
Related allowance for credit losses		21,007		13,422
Accrual TDRs included in impaired loans		24,795		49,601
Krungsri [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		32,351		27,873
Recorded loan balance, Not requiring an allowance for credit losses	[2]	16,348		16,476
Recorded loan balance, Total	[3]	48,699		44,349
Unpaid principal balance		53,663		49,879
Related allowance for credit losses		17,687		14,532
Accrual TDRs included in impaired loans		¥ 16,140		¥ 8,494

[1]	In addition to impaired loans presented in the above table, there were impaired loans held for sale of ¥400 million and ¥1,367 million at March 31, 2016 and September 30, 2016, respectively.
[2]	These loans do not require an allowance for credit losses because the recorded investments in the loans equal, or do not exceed, the present value of expected future cash flows discounted at the loans' effective interest rate, loans' observable market price, or the fair value of the collateral if the loan is a collateral-dependent loan.
[3]	Included in impaired loans at March 31, 2016 and September 30, 2016 are accrual TDRs as follows: ¥457,219 million and ¥696,374 million-Commercial; ¥60,634 million and ¥53,746 million-Residential; ¥37,896 million and ¥34,829 million-Card; ¥49,601 million and ¥24,795 million-MUAH; and ¥8,494 million and ¥16,140 million-Krungsri, respectively.
[4]	For the six months ended September 30, 2015, lease receivables of ¥2,543 million and ¥248 million in the Krungsri segment, which were accrual TDRs and nonaccrual TDRs, respectively, are excluded from the additions of accrual TDRs and other impaired loans, respectively, and the related ending balances of such TDRs amounting to ¥6,352 million and ¥1,755 million, are also excluded from the balance of accrual TDRs and other impaired loans, respectively, as of September 30, 2015. For the six months ended September 30, 2016, lease receivables of ¥51 million and ¥62 million in the Krungsri segment, which were accrual TDRs and nonaccrual TDRs, respectively, are excluded from the additions of accrual TDRs and other impaired loans, respectively, and the related ending balances of such TDRs amounting to ¥3,141 million and ¥772 million, are also excluded from the balance of accrual TDRs and other impaired loans, respectively, as of September 30, 2016.